SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
“Expected” income tax benefit					$ 37,712	$ 17,676
State tax expense, net of Federal Benefit					14,366	6,734
Change in valuation allowance					205,606	434,409
Other
Net operating losses					(257,684)	(458,819)
Income tax provision